SUPPLEMENT DATED JUNE 21, 2012
TO
         PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT CHARTER, KEYPORT ADVISOR, AND KEYPORT LATITUDE

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT VISTA AND KEYPORT ADVISOR VISTA

TO PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR OPTIMA, KEYPORT ADVISOR CHARTER, AND
KEYPORT OPTIMA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information about the Columbia Variable Portfolio - Diversified Equity Income Fund that is available under your Contract.

Effective June 29, 2012, Columbia Variable Portfolio – Diversified Equity Income Fund will change its name to Columbia Variable Portfolio - Dividend Opportunity Fund.

Please retain this supplement with your prospectus for future reference.